Other Balance Sheets Components - Accrued and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued and other liabilities:
Payroll and welfare	$ 161,579	$ 156,274
Marketing expenses	62,267	74,093
Sales rebates	244,868	266,455
Professional fees	8,083	8,836
VAT and other tax payable	56,548	51,037
Amounts due to users	50,194	52,216
Payable to SINA for the acquisition of the equity of STC (5) (Note 6)	0	218,402
Unpaid consideration for acquisitions	5,674	687
Unpaid consideration for investment	2,186	4,320
Proceeds received in advance from disposal of investment	0	14,496
Interest payable for convertible senior notes, unsecured senior notes and long-term loans	28,812	28,257
Others	36,234	38,911
Total accrued and other liabilities	656,445	913,984
Investment-related deposits	325,895	373,252
Related Parties [Member] | SINA
Accrued and other liabilities:
Payable to SINA for the acquisition of the equity of STC (5) (Note 6)	0	218,402
Game company
Accrued and other liabilities:
Investment-related deposits	$ 154,000	$ 249,400